Accrued Payroll And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Payroll And Other Liabilities [Abstract]
Accrued Payroll And Other Liabilities

9. Accrued payroll and other liabilities

Accrued payroll and other liabilities current consist of the following at year end:

	2011	2010
Current:
Award granted to the CEO	$-	$31,786
Accrued payroll	100,254	99,886
Long-term incentive plan	20,490	14,156
Accrued expenses	53,079	50,511
Dividends payable	-	6,600
Amnesty program	2,480	-
Other liabilities	7,246	7,885
	$183,549	$210,824

Non-current:
Accrued payroll	$-	$921
Long-term incentive plan	12,879	9,758
Amnesty program	25,972	33,457
Other liabilities	13,214	9,339
	$52,065	$53,475